Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income (loss)	$ 25,840	$ (860)
Other comprehensive income (loss) Items that may be subsequently classified to net income (loss):
Currency translation adjustments on foreign operations	(1,572)	450
Total comprehensive income (loss)	24,268	(410)
Total comprehensive income (loss) attributable to shareholders	17,242	(4,195)
Non-controlling interests	7,026	3,785
Total comprehensive income (loss) attributable to shareholders	$ 24,268	$ (410)